Material Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Basis of preparation
2.1.
Basis of preparation
(a)
Statement of compliance

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”). The consolidated financial statements were authorized for issue by the Board of Directors on July 25, 2025.

(b)
Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis except as otherwise indicated in the accounting policies.

(c)
Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars (“USD” or “US$” or “$”), which is the functional and reporting currency of the Predecessor and the Successor, except for the following subsidiaries, where (i) the functional currency of OMS Oilfield Services Arabia Limited is Saudi Riyal (“SAR”); (ii) the functional currency of OMS Oilfield Holdings Sdn. Bhd., OMS Oilfield Services Sdn. Bhd. and Top Pentagon Sdn. Bhd. is Malaysian Ringgit (“MYR”); and (iii) the functional currency of OMS Oilfield Services (Thailand) Ltd. is Thai Baht (“THB”). The Predecessor and the Successor and its subsidiaries each determine their functional currency based on the currency of the primary economic environment in which they operate.

(d)
Use of estimates and judgements

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

Information about critical judgements in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•
Note 2.2 — Business combination
•
Note 2.6 — Measurement of expected credit losses (“ECL”) for financial assets
•
Note 2.6 — Impairment of non-financial assets
(e)
Adoption of new accounting policies

The Group has applied the following amendments to the IFRS Accounting Standards for the first time for the annual period beginning on April 1, 2024.

•
Classification of Liabilities as Current or Non-current Liabilities and Non-current Liabilities with Covenants (Amendments to IAS 1)
•
Lease Liabilities in a Sale and Leaseback (Amendments to IFRS 16)

The application of these amendments to the IFRS Accounting Standards does not have a material effect on the consolidated financial statements.

Statement of compliance
(e)
Adoption of new accounting policies

The Group has applied the following amendments to the IFRS Accounting Standards for the first time for the annual period beginning on April 1, 2024.

•
Classification of Liabilities as Current or Non-current Liabilities and Non-current Liabilities with Covenants (Amendments to IAS 1)

Functional and presentation currency
(c)
Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars (“USD” or “US$” or “$”), which is the functional and reporting currency of the Predecessor and the Successor, except for the following subsidiaries, where (i) the functional currency of OMS Oilfield Services Arabia Limited is Saudi Riyal (“SAR”); (ii) the functional currency of OMS Oilfield Holdings Sdn. Bhd., OMS Oilfield Services Sdn. Bhd. and Top Pentagon Sdn. Bhd. is Malaysian Ringgit (“MYR”); and (iii) the functional currency of OMS Oilfield Services (Thailand) Ltd. is Thai Baht (“THB”). The Predecessor and the Successor and its subsidiaries each determine their functional currency based on the currency of the primary economic environment in which they operate.

Use of estimates and judgements
(d)
Use of estimates and judgements

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

Information about critical judgements in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•
Note 2.2 — Business combination
•
Note 2.6 — Measurement of expected credit losses (“ECL”) for financial assets
•
Note 2.6 — Impairment of non-financial assets

Adoption of new accounting policies	The application of these amendments to the IFRS Accounting Standards does not have a material effect on the consolidated financial statements.
Lease Liabilities in a Sale and Leaseback	• Lease Liabilities in a Sale and Leaseback (Amendments to IFRS 16)
Basis of consolidation
2.2.
Basis of consolidation
(a)
Subsidiaries

Subsidiaries are entities controlled by the Predecessor and the Successor. The Predecessor and the Successor control an entity when they are exposed to, or have rights to, variable returns from their involvement with the entity and have the ability to affect those returns through their power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

(b)
Non-controlling interests

Non-controlling interests represent the equity in subsidiaries not attributable, directly or indirectly, to Shareholders of the Predecessor and the Successor, and are presented separately in the consolidated statement of financial position within equity. Losses applicable to the non-controlling interests in a subsidiary are allocated to the non-controlling interests even if doing so causes the non-controlling interests to have a deficit balance.

(c)
Equity method investments

Investments in associates are accounted for using the equity method. Associates are those entities in which the Predecessor and the Successor have significant influence, but not control or joint control, over the financial and operating policies of these entities. A significant influence is presumed to exist when the Predecessor and the Successor hold between 20% and 50% of the voting power of another entity.

Equity-method investments are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Predecessor and the Successor’s share of the profit or loss and other comprehensive income of the associates, from the date that significant influence commences until the date that significant influence ceases.

When the Predecessor and the Successor’s share of losses exceeds its interest in an associate, the carrying amount of the investment, together with any long-term interests that form part thereof, is reduced to zero, and the recognition of further losses is discontinued except to the extent that the Predecessor and the Successor have an obligation to fund the associate’s operations or have made payments on behalf of the associate. The results and net assets of associate with financial year end other than March 31, with the difference between the reporting date of the associate and that of the Predecessor and the Successor to be not longer than three months, are incorporated into the consolidated financial statements based on its latest available financial statements as it is otherwise impracticable to use the financial statements of the associate as of the same date as the consolidated financial statements of the Predecessor and the Successor.

The Predecessor and the Successor cease to use the equity method as of the date on which an investment ceases to be an associate. Any investment remaining in the former associate is measured at fair value. The difference between the fair value of the remaining investment and any consideration from the realization of part of the investment and the carrying value of the investment at the time the use of the equity method is discontinued is recognized in profit or loss. Amounts previously recognized in other comprehensive income with respect to the same investment are treated in the same manner that would have been required if the invested entity had itself realized the related assets or related liabilities.

(d)
Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with associates are eliminated against the investment to the extent of the Predecessor and the Successor’s interest in the associates. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(e)
Business combinations

The Successor completed the MBO on June 16, 2023, which applied IFRS 3 — Business Combination and was accounted for using an acquisition method when the acquired activities and assets meet the definition of a business and control is transferred to the Successor.

Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of profit or loss and other comprehensive income.

Before recognizing a gain on a bargain purchase, the Successor reassesses whether it has correctly identified all the assets acquired and all of the liabilities assumed and shall recognize any additional assets or liabilities that are identified in that review. The Successor then reviews the procedures used to measure the amounts IFRS 3 requires to be recognized at the acquisition date for all the following:

a)
the identifiable assets acquired, and liabilities assumed;
b)
the non-controlling interest in the acquiree, if any;
c)
for a business combination achieved in stages, the acquirer’s previously held equity interest in the acquiree; and
d)
the consideration transferred.

Foreign currency
2.3.
Foreign currency
(a)
Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of the Predecessor and the Successor’s entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date when the fair value was determined. Non-monetary items in a foreign currency that are measured in terms of historical cost are translated at the exchange rate at the date of the transaction. Foreign currency differences are recognized in profit or loss.

(b)
Foreign operations

The assets and liabilities of foreign operations are translated to U.S. dollars at exchange rates at the reporting date. The income and expenses of foreign operations are translated to U.S. dollars at average exchange rates.

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of March 31, 2025	As of March 31, 2024	As of June 15, 2023	As of March 31, 2023
Period-end SAR: US$1 exchange rate	3.7500	3.7508	3.7512	3.7534
Period-end MYR: US$1 exchange rate	4.4131	4.7350	4.6240	4.4130
Period-end THB: US$1 exchange rate	33.6100	36.3400	34.6200	32.8700
Period-average SAR: US$1 exchange rate	3.7509	3.7507	3.7501	3.7544
Period-average MYR: US$1 exchange rate	4.4533	4.6325	4.5276	4.4331
Period-average THB: US$1 exchange rate	34.6108	35.0615	34.0750	34.9408

Foreign currency differences are recognized in other comprehensive income (“OCI”) and presented in the foreign currency translation reserve in equity except to the extent that the translation difference is allocated to non-controlling interests (“NCI”). When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. When the Predecessor and the Successor disposes of only part of its interest in a subsidiary that includes a foreign operation while retaining control, the relevant proportion of the cumulative amount is reattributed to NCI. When the Predecessor and the Successor dispose of only part of their investments in an associate that includes a foreign operation while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely to occur in the foreseeable future, foreign exchange gains and losses arising from such a monetary item are considered to form part of a net investment in a foreign operation are recognized in OCI and are presented in the translation reserve in equity.

Financial instruments
2.4.
Financial instruments
(a)
Recognition and initial measurement

Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Predecessor and the Successor become parties to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus transaction costs that are directly attributable to its acquisition or issuance. A trade receivable without a significant financing component is initially measured at the transaction price.

(b)
Classification and subsequent measurement
i)
Financial assets

On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (“FVOCI”); or fair value through profit or loss (“FVTPL”).

Financial assets are not reclassified subsequent to their initial recognition unless the Predecessor and the Successor change their business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•
it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•
its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•
it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•
its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI are measured at FVTPL. On initial recognition, the Predecessor and the Successor may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Financial assets: Business model assessment

The Predecessor and the Successor make an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

•
the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;
•
how the performance of the portfolio is evaluated and reported to the Predecessor and the Successor’s management;
•
the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;
•
how managers of the business are compensated — e.g., whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
•
the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Predecessor and the Successor’s continuing recognition of the assets.

Financial assets that are held-for-trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Financial assets: Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g., liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Predecessor and the Successor consider the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Predecessor and the Successor consider:

•
contingent events that would change the amount or timing of cash flows;
•
terms that may adjust the contractual coupon rate, including variable rate features;
•
prepayment and extension features; and
•
terms that limit the Predecessor and the Successor’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a significant discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Financial assets: Subsequent measurement and gains and losses

Financial assets at FVTPL

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at FVOCI

These assets are subsequently measured at fair value. Interest income is calculated using the effective interest method. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss.

ii)
Financial liabilities: Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost.

Financial liabilities are initially measured at fair value less directly attributable transaction costs. They are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. These financial liabilities comprised trade and other payables, and loans and borrowings.

(c)
Derecognition
i)
Financial assets

The Predecessor and the Successor derecognize a financial asset when the contractual rights to the cash flows from the financial asset expire, or they transfer the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Predecessor and the Successor neither transfer nor retain substantially all of the risks and rewards of ownership and they do not retain control of the financial asset.

Where the Predecessor and the Successor enter into transactions whereby they transfer assets recognized in their statements of financial position but retains either all or substantially all of the risks and rewards of the transferred assets, the transferred assets are not derecognized.

ii)
Financial liabilities

The Predecessor and the Successor derecognize a financial liability when their contractual obligations are discharged or cancelled, or expire. The Predecessor and the Successor also derecognize a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

(d)
Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Predecessor and the Successor currently have a legally enforceable right to set off the amounts and they intend either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Recognition and initial measurement
(a)
Recognition and initial measurement

Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Predecessor and the Successor become parties to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus transaction costs that are directly attributable to its acquisition or issuance. A trade receivable without a significant financing component is initially measured at the transaction price.

Classification and subsequent measurement
(b)
Classification and subsequent measurement
i)
Financial assets

On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (“FVOCI”); or fair value through profit or loss (“FVTPL”).

Financial assets are not reclassified subsequent to their initial recognition unless the Predecessor and the Successor change their business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•
it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•
its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•
it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•
its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI are measured at FVTPL. On initial recognition, the Predecessor and the Successor may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Financial assets: Business model assessment

The Predecessor and the Successor make an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

•
the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;
•
how the performance of the portfolio is evaluated and reported to the Predecessor and the Successor’s management;
•
the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;
•
how managers of the business are compensated — e.g., whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
•
the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Predecessor and the Successor’s continuing recognition of the assets.

Financial assets that are held-for-trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Financial assets: Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g., liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Predecessor and the Successor consider the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Predecessor and the Successor consider:

•
contingent events that would change the amount or timing of cash flows;
•
terms that may adjust the contractual coupon rate, including variable rate features;
•
prepayment and extension features; and
•
terms that limit the Predecessor and the Successor’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a significant discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Financial assets: Subsequent measurement and gains and losses

Financial assets at FVTPL

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at FVOCI

These assets are subsequently measured at fair value. Interest income is calculated using the effective interest method. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss.

Fiancial liabilities
ii)
Financial liabilities: Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost.

Financial liabilities are initially measured at fair value less directly attributable transaction costs. They are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. These financial liabilities comprised trade and other payables, and loans and borrowings.

Derecognition
(c)
Derecognition
i)
Financial assets

The Predecessor and the Successor derecognize a financial asset when the contractual rights to the cash flows from the financial asset expire, or they transfer the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Predecessor and the Successor neither transfer nor retain substantially all of the risks and rewards of ownership and they do not retain control of the financial asset.

Where the Predecessor and the Successor enter into transactions whereby they transfer assets recognized in their statements of financial position but retains either all or substantially all of the risks and rewards of the transferred assets, the transferred assets are not derecognized.

ii)
Financial liabilities

The Predecessor and the Successor derecognize a financial liability when their contractual obligations are discharged or cancelled, or expire. The Predecessor and the Successor also derecognize a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Offsetting
(d)
Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Predecessor and the Successor currently have a legally enforceable right to set off the amounts and they intend either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Measurement of fair value
2.5.
Measurement of fair value

A number of the Predecessor and the Successor’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third party information, such as broker quotes or pricing services, is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified.

When measuring the fair value of an asset or a liability, the Predecessor and the Successor use observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•
Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest). The Predecessor and the Successor recognize transfers between levels of the fair value hierarchy as of the end of the reporting year during which the change occurred.

Impairment
2.6.
Impairment
(a)
Financial assets

The Predecessor and the Successor recognize loss allowances for ECLs on financial assets measured at amortized cost and contract assets.

Loss allowances are measured on either of the following bases:

•
12-month ECLs: these are ECLs that result from default events that are possible within the 12 months after the reporting date (or for a shorter period if the expected life of the instrument is less than 12 months); or
•
Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument or contract asset.

The Predecessor and the Successor apply the simplified approach to provide for ECLs for all trade receivables and contract assets. The simplified approach requires the loss allowance to be measured at an amount equal to lifetime ECLs. The Predecessor and the Successor apply the general approach of 12-month ECL at initial recognition for all other financial assets.

Measurement of ECLs

ECLs are probability-weighted estimates of credit losses. Credit losses are measured at the present value of all cash shortfalls (i.e., the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Predecessor and the Successor expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, the Predecessor and the Successor assess whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

•
significant financial difficulty of the borrower;
•
a breach of contract such as a default or being more than 90 days past due;
•
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession that the lender(s) would not otherwise consider;
•
it is probable that the borrower will enter bankruptcy or other financial reorganization; or
•
the disappearance of an active market for that financial asset because of financial difficulties.

Presentation of allowance for ECLs in the statement of financial position

Loss allowances for financial assets measured at amortized cost and contract assets are deducted from the gross carrying amount for these assets.

Write-off

The gross carrying amount of a financial asset is reduced when the Predecessor and the Successor have no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. This is generally the case when the Predecessor and the Successor determine that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Predecessor and the Successor’s procedures for recovery of amounts due.

(b)
Non-financial assets

At each reporting date, the Predecessor and the Successor review the carrying amounts of their non-financial assets (other than inventories, contract assets and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. An impairment loss is recognized if the carrying amount of an asset or its related cash-generating unit (“CGU”) exceeds its estimated recoverable amount.

For impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated to reduce the carrying amounts of the assets in the CGU on a pro rata basis.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Financial assets
(a)
Financial assets

The Predecessor and the Successor recognize loss allowances for ECLs on financial assets measured at amortized cost and contract assets.

Loss allowances are measured on either of the following bases:

•
12-month ECLs: these are ECLs that result from default events that are possible within the 12 months after the reporting date (or for a shorter period if the expected life of the instrument is less than 12 months); or
•
Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument or contract asset.

The Predecessor and the Successor apply the simplified approach to provide for ECLs for all trade receivables and contract assets. The simplified approach requires the loss allowance to be measured at an amount equal to lifetime ECLs. The Predecessor and the Successor apply the general approach of 12-month ECL at initial recognition for all other financial assets.

Measurement of ECLs

ECLs are probability-weighted estimates of credit losses. Credit losses are measured at the present value of all cash shortfalls (i.e., the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Predecessor and the Successor expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, the Predecessor and the Successor assess whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

•
significant financial difficulty of the borrower;
•
a breach of contract such as a default or being more than 90 days past due;
•
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession that the lender(s) would not otherwise consider;
•
it is probable that the borrower will enter bankruptcy or other financial reorganization; or
•
the disappearance of an active market for that financial asset because of financial difficulties.

Presentation of allowance for ECLs in the statement of financial position

Loss allowances for financial assets measured at amortized cost and contract assets are deducted from the gross carrying amount for these assets.

Write-off

The gross carrying amount of a financial asset is reduced when the Predecessor and the Successor have no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. This is generally the case when the Predecessor and the Successor determine that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Predecessor and the Successor’s procedures for recovery of amounts due.

Non-financial assets
(b)
Non-financial assets

At each reporting date, the Predecessor and the Successor review the carrying amounts of their non-financial assets (other than inventories, contract assets and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. An impairment loss is recognized if the carrying amount of an asset or its related cash-generating unit (“CGU”) exceeds its estimated recoverable amount.

For impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated to reduce the carrying amounts of the assets in the CGU on a pro rata basis.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Property, plant and equipment
2.7.
Property, plant and equipment
(a)
Recognition and measurement

Items of property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the asset to a working condition for its intended use, the estimate of the costs of dismantling and removing the items and restoring the site on which they are located when the Predecessor and the Successor have an obligation to remove the asset or restore the site and capitalized borrowing costs. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

If significant parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

The gain or loss on disposal of an item of property, plant and equipment (calculated as the difference between the net proceeds from disposal and the carrying amount of the item) is recognized in profit or loss.

(b)
Subsequent costs

The cost of replacing a component of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to the Predecessor and the Successor and its cost can be measured reliably. The carrying amount of the replaced component is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

(c)
Depreciation

Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

Depreciation is recognized as an expense in profit or loss on a straight-line basis over the estimated useful lives (or lease term, if shorter) of each component of an item of property, plant and equipment, unless it is included in the carrying amount of another asset. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Predecessor and the Successor will obtain ownership by the end of the lease term.

Depreciation is recognized from the date that the property, plant and equipment are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use. Depreciation of land is recognized only for leasehold land based on the terms of the lease (i.e. 60 years) for the land as the leasehold land has a limited useful life and therefore is a depreciable asset.

The estimated useful life for the current and comparative years are as follows:

Land and buildings	20 – 60 years
Computer and office equipment	3 – 5 years
Motor vehicles	5 years
Plant and machinery	5 – 12 years

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Depreciation
(c)
Depreciation

Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

Depreciation is recognized as an expense in profit or loss on a straight-line basis over the estimated useful lives (or lease term, if shorter) of each component of an item of property, plant and equipment, unless it is included in the carrying amount of another asset. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Predecessor and the Successor will obtain ownership by the end of the lease term.

Depreciation is recognized from the date that the property, plant and equipment are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use. Depreciation of land is recognized only for leasehold land based on the terms of the lease (i.e. 60 years) for the land as the leasehold land has a limited useful life and therefore is a depreciable asset.

The estimated useful life for the current and comparative years are as follows:

Land and buildings	20 – 60 years
Computer and office equipment	3 – 5 years
Motor vehicles	5 years
Plant and machinery	5 – 12 years

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Intangible assets
2.8.
Intangible assets
(a)
Intangible assets

Intangible assets that are acquired by the Predecessor and the Successor and have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses.

(b)
Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

(c)
Amortization

Amortization is calculated based on the cost of the asset, less its residual value.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use.

The estimated useful life of computer software for the current and comparative years is 5 years.

Amortization methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Leases
2.9.
Leases

At inception of a contract, the Predecessor and the Successor assess whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. When the Predecessor and the Successor have the right to obtain and direct substantially all of the economic benefits from the use of the identified asset throughout the period of use, the contract conveys the right to control the use of the identified asset.

As a lessee

At commencement or on modification of a contract that contains a lease component, the Predecessor and the Successor allocate the consideration in the contract to each lease component on the basis of its relative stand-alone prices. The Predecessor and the Successor have elected the practical expedient under IFRS 16 for lease of property, not to separate non-lease components from lease components, and instead account for the lease and non-lease components as a single lease component. The Predecessor and the Successor recognize a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Predecessor and the Successor by the end of the lease term or the cost of the right-of-use asset reflects that the Predecessor and the Successor will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property, plant and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The right-of-use asset is subsequently stated at cost less accumulated depreciation and impairment losses.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Predecessor and the Successor’s incremental borrowing rate. Most of the Predecessor and the Successor’s lease agreements does not have an interest rate implicit in the lease, and therefore, the Company uses its incremental borrowing rate as the discount rate to calculate the present value of the lease payments.

The Predecessor and the Successor determine their incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

•
fixed payments, including in-substance fixed payments;
•
variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•
amounts expected to be payable under a residual value guarantee; and
•
the exercise price under a purchase option that the Predecessor and the Successor are reasonably certain to exercise, lease payments in an optional renewal period if the Predecessor and the Successor are reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Predecessor and the Successor are reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Predecessor and the Successor’s estimate of the amount expected to be payable under a residual value guarantee, if the Predecessor and the Successor change their assessment of whether they will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Predecessor and the Successor present right-of-use assets that do not meet the definition of investment property in ‘property, plant and equipment’ and lease liabilities in the statement of financial position.

Short-term leases and leases of low-value assets

The Predecessor and the Successor have elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. Short-term leases are leases with initial term of 12 months or less. The Predecessor and the Successor recognize the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Inventories
2.10.
Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is calculated using the weighted average cost formula, and includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, the cost of inventories includes an appropriate share of production overheads calculated based on normal operating capacity.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. Inventories are written down to the net realizable value when the net realizable value is lower than the cost.

Contract assets
2.11.
Contract assets

A contract asset is recognized when the Predecessor and the Successor’s right to consideration is conditional on something other than the passage of time. A contract asset is subject to impairment (see Note 2.4(b)).

Cash and cash equivalents
2.12.
Cash and cash equivalents

Cash and cash equivalents are comprised of cash in bank balances, cash on hand and short-term fixed deposits with original maturity of three months or less that is used by The Predecessor and the Successor in the management of their short-term commitments.

The Predecessor and the Successor believe that the cash and cash equivalents placed with commercial banks within the respective jurisdictions of operations are of high credit quality and continuously monitors the credit worthiness of these commercial banks. The Predecessor and the Successor face no restriction associated with the transfer of cash outside the current operating jurisdictions.

Cash deposits in bank accounts in Brunei with maximum amount of BND 50,000 are insured under the Deposit Protection Scheme managed by the Brunei Darussalam Deposit Protection Corporation. Cash deposits in bank accounts in Indonesia with maximum amount of IDR 2 billion are insured under the Deposit Insurance Scheme managed by the Indonesia Deposit Insurance Corporation. Cash deposits in bank accounts in Malaysia with maximum amount of MYR 250,000 are insured under the Deposit Insurance System managed by the Malaysia Deposit Insurance Corporation. Cash deposits in bank accounts in Singapore with maximum amount of SGD100,000 are insured under the Deposit Protection Scheme introduced by the Singapore government. Cash deposits in bank accounts in Thailand with maximum amount of THB 1 million are insured under the Deposit Protection Scheme managed by the Deposit Protection Agency of Thailand.

Employee benefits
2.13.
Employee benefits
(a)
Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the years during which services are rendered by employees.

(b)
Defined benefits plans

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. Employees in certain jurisdictions are eligible for long service payments in the event their employment is terminated. These payments are typically determined as a percentage of current salary based on the number of years of employment. The cost of providing benefits under these provisions is determined using the projected unit credit actuarial valuation method. The plans are unfunded and are settled directly as they fall due.

Defined benefit costs comprise the following:

•
Service cost;
•
Net interest on the net defined benefit liability; and
•
Re-measurements of the net defined benefit liability

Service costs which include current service costs, past service costs and gains or losses on non-routine settlements are recognized as expense in profit or loss. Past service costs are recognized when plan amendment or curtailment occurs.

Net interest on the net defined benefit liability is the change during the period in the net defined benefit liability that arises from the passage of time, which is determined by applying the discount rate to the net defined benefit liability. Net interest on the net defined liability is recognized as expense or income in profit or loss.

Remeasurement of the net defined benefit liability comprises actuarial gains and losses, and are recognized immediately in OCI in the period in which they arise. Remeasurements are recognized in retained profits within equity and are not reclassified to profit or loss in subsequent periods.

(c)
Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Predecessor and the Successor have a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(d)
Employee leave entitlements

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the reporting date.

Provisions
2.14.
Provisions

A provision is recognized if, as a result of a past event, the Predecessor and the Successor have a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance costs.

Revenue
2.15.
Revenue

The Predecessor and the Successor recognize revenue as or when it satisfies its performance obligations. The Predecessor and the Successor earn revenue predominantly from the following:

(a)
Sale of oilfield equipment products

The Predecessor and the Successor manufacture and sell primarily specialty connectors and pipes, surface wellhead and Christmas tree to customers in the oil and gas industry under individual customer purchase orders, some of which have underlying master sales agreements that specify terms governing the product sales. Each contract with the customer contains a single performance obligation which is the sale of specific products by the Predecessor and the Successor. The consideration for each performance obligation is determined based on the number of products ordered times the unit price of the products as stipulated in the contract.

The Predecessor and the Successor recognize such revenue at the point in time when control of the products is transferred to the customer, which is generally when the products are dispatched from the Predecessor and the Successor’s warehouse or when the products are delivered to the customer’s designated location, based on the terms of the contract with the customer. At that point of transfer, the customer can direct the use of the goods and obtain substantially all of the economic benefits from the goods. In assessing whether collection of consideration from a customer is probable, the Predecessor and the Successor consider the customer’s ability and intention to pay that amount of consideration when it is due.

Payment of invoices is typically due 30 to 90 days from the invoice date, which occurs on the date of transfer of control of the products to the customer. Since the payment terms are less than a year, the Predecessor and the Successor have elected the practical expedient and does not assess whether a customer contract has a significant financing component.

(b)
Rendering of premium threading and other ancillary services

The Predecessor and the Successor offer premium threading services and other ancillary services, which include machining services for oil country tubular goods, repair and remanufacture services, inspection services and engineering and testing services to the customers in the oil and gas industry based on their specific requirements under individual customer purchase orders, some of which have underlying master sales agreements.

Each contract with the customer contains a single performance obligation which is the provision of specified services by the Predecessor and the Successor. The consideration for each performance obligation is determined based on the number of services ordered times the unit price of the services as stipulated in the contract.

When the Predecessor and the Successor render services to its customers, the performance obligation is satisfied at the point in time when the requested service is completed and accepted by the customer. Within each customer purchase order, the customer specifies the quantity of products to receive the requested service. Upon the completion of the services, customer picked up the products that received the requested services and performed necessary examination and provides customer acceptance notice to the Predecessor and the Successor if all service specification is met. Customer obtains the control of the services upon the time it picked up the products that received the requested services and completed its examination and issued the customer acceptance notice.

Payment of invoices is typically due 30 to 90 days from the invoice date. Since the payment terms are less than a year, the Predecessor and the Successor have elected the practical expedient and does not assess whether a customer contract has a significant financing component.

Finance income and finance costs
2.16.
Finance income and finance costs

Finance income comprises interest income on bank deposits. Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Finance costs comprise interest expense on borrowings.

Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Current Tax

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. The amount of current tax payable or receivables is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Income Taxes

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•
in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

•
when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•
in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

In determining the amount of current and deferred tax, the Predecessor and the Successor take into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Predecessor and the Successor believes that its accruals for income tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Predecessor and the Successor to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact income tax expense in the period that such a determination is made.

Related parties
2.18.
Related parties

For the purpose of these consolidated financial statements, parties are considered to be related to the Predecessor and the Successor if the Predecessor and the Successor have the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Predecessor and the Successor and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Earnings per share
2.19.
Earnings per share

The Successor present basic and diluted earnings per share data for their Ordinary Shares. Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Successor by the weighted-average number of Ordinary Shares outstanding during the year, adjusted for own shares held, if any. Diluted earnings per share is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted-average number of Ordinary Shares outstanding, adjusted for own shares held, if any, for the effects of all dilutive potential Ordinary Shares.

Segment reporting
2.20.
Segment reporting

An operating segment is a component of the Predecessor and the Successor that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Predecessor and the Successor’s other components. The Predecessor and the Successor operate in six reportable segments based on geographical regions. The operating results are reviewed regularly by the Predecessor and the Successor’s chief executive officer (the Chief Operating Decision Maker or “CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and for which discrete financial information is available.

The six reportable segments, namely Saudi Arabia, Singapore, Malaysia, Thailand, Indonesia, and Others as presented in Note 18 are the Predecessor and the Successor’s business regions. Others include minor business regions which are Cayman Islands, Brunei and Australia. These business regions are each managed separately by local management, who reports to the CODM, and is directly accountable for the functioning of the segment’s results, assets and liabilities. The CODM reviews the performance of the segments based on internal management reports periodically.

Segment results, assets and liabilities that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Standards issued but not yet effective
2.21.
Standards issued but not yet effective

A number of new accounting standards are effective for the annual reporting periods beginning after April 1, 2024 and earlier application is permitted. However, the Group has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements.

A.
IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements.

•
Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities' net profit will not change.
•
Management-defined performance measures (MPMs) are disclosed in a single note in the financial statements
•
Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs.

B.
Other accounting standards

The following new and amended IFRS Accounting Standards are not expected to have a significant impact on the Group's consolidated financial statements.

•
Lack of Exchangeability (Amendments to IAS 21)
•
Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
•
Annual Improvements to IFRS Accounting Standards Volume 11